SUPPLEMENT DATED JANUARY 30, 2025 TO THE STATEMENTS OF ADDITIONAL INFORMATION
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE SEPARATE ACCOUNT
                    Polaris Advisory Variable Annuity
                        Polaris Variable Annuity
                       Polaris II Variable Annuity
                    Polaris Choice II Variable Annuity
                    Polaris Choice III Variable Annuity
                    Polaris Choice IV Variable Annuity
                   Polaris Platinum II Variable Annuity
                   Polaris Platinum III Variable Annuity
                 Polaris Preferred Solution Variable Annuity
                Polaris Retirement Protector Variable Annuity

                      VARIABLE ANNUITY ACCOUNT FIVE
                    Seasons Select II Variable Annuity

                      VARIABLE ANNUITY ACCOUNT SEVEN
                    Polaris II A-Class Variable Annuity
            Polaris II A-Class Platinum Series Variable Annuity
               Polaris Platinum O-Series Variable Annuity
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This supplement updates the above-referenced Statements of Additional
Information. Please read and keep it together with your Statement of Additional Information for future reference. You may obtain a free copy of a Statement of Additional Information by visiting www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

The following replaces the first paragraph under the section titled "SEPARATE ACCOUNT AND THE COMPANY" in your Statement of Additional Information:

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. ("Corebridge"). AGL offers individual term and universal life insurance, as well as fixed, variable and registered index-linked annuities in all states except in New York.